LINES OF CREDIT	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
LINES OF CREDIT
20.	LINES OF CREDIT

	December 31, 2013	December 31, 2012
Unused lines of credit available	241.8	788.3
These facilities are available to Sibanye, refer to note 12.